SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 76.6%

Communication Services — 3.6%
AT&T Inc	57,058	$1,302
Cable One Inc	159	282
Charter Communications Inc, Cl A *	128	83
Cogent Communications Holdings Inc	1,022	77
Comcast Corp, Cl A	14,311	715
Discovery *	2,402	56
Electronic Arts Inc	4,755	591
Fox Corp	2,882	100
Genius Sports *	17,247	164
IAC *	443	59
Interpublic Group of Cos Inc/The	4,252	141
Live Nation Entertainment Inc *	2,119	226
Loyalty Ventures *	560	16
Madison Square Garden Sports C *	191	33
Match Group *	4,953	644
Netflix Inc*	129	83
New York Times Co/The, Cl A	2,073	98
Omnicom Group Inc	9,271	624
Pinterest Inc, Cl A *	15,783	632
Roku Inc, Cl A *	961	219
Snap Inc, Cl A *	24,345	1,159
Spotify Technology SA *	1,813	432
Take-Two Interactive Software Inc *	374	62
TEGNA	5,058	100
T-Mobile US Inc *	10,602	1,154
TripAdvisor Inc *	1,860	48
Twitter Inc *	14,173	623
Verizon Communications Inc	21,390	1,075
ViacomCBS Inc	2,056	69
ViacomCBS Inc, Cl B	2,018	62
Vimeo Inc *	719	14
Walt Disney Co/The	6,703	971
World Wrestling Entertainment, Cl A	1,782	88
Zynga Inc, Cl A *	22,216	134

		12,136

Consumer Discretionary — 11.2%
Aaron’s Co Inc	6,759	150
Advance Auto Parts Inc	623	138
Amazon.com Inc *	1,911	6,702
American Eagle Outfitters Inc	16,752	434
Aramark	2,596	87
AutoNation *	1,082	134
AutoZone Inc *	44	80
Best Buy Co Inc	976	104
Booking Holdings Inc *	27	57
BorgWarner Inc	537	23
Brunswick Corp	1,228	115
Burlington Stores Inc *	404	118
Callaway Golf *	2,933	79
Capri Holdings *	2,143	127
CarMax Inc *	744	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carnival Corp *	4,654	$82
Carter’s Inc	1,053	106
Carvana Co, Cl A *	927	260
Chipotle Mexican Grill Inc, Cl A *	81	133
Columbia Sportswear Co	602	59
Darden Restaurants Inc	1,745	241
Deckers Outdoor Corp *	281	114
Dick’s Sporting Goods Inc	1,799	211
Dollar General Corp	9,398	2,080
Dollar Tree Inc *	565	76
Domino’s Pizza Inc	993	520
DR Horton Inc	1,823	178
DraftKings Inc, Cl A *	1,618	56
eBay Inc	5,427	366
Expedia Group *	485	78
Foot Locker Inc	2,533	116
Ford Motor Co	6,427	123
frontdoor Inc *	1,979	68
Gap Inc/The	4,895	81
Garmin Ltd	814	109
General Motors Co *	38,032	2,201
Gentex	2,897	100
Goodyear Tire & Rubber Co/The *	5,890	118
H&R Block Inc	6,724	159
Hanesbrands Inc	1,600	26
Hasbro Inc	526	51
Hilton Worldwide Holdings Inc *	1,519	205
Home Depot Inc/The	4,222	1,691
Hyatt Hotels Corp, Cl A *	774	61
KB Home	2,788	112
Kohl’s Corp	839	43
Las Vegas Sands Corp *	9,875	352
Lear Corp	411	69
Lithia Motors, Cl A	1,066	311
Lowe’s Cos Inc	15,649	3,828
lululemon athletica Inc *	285	130
Magna International Inc	12,236	921
Marriott International Inc/MD, Cl A *	679	100
Marriott Vacations Worldwide	610	93
Mattel Inc *	5,705	121
McDonald’s Corp	2,783	681
MGM Resorts International	5,584	221
Mohawk Industries Inc *	721	121
Monro Inc	4,052	227
Murphy USA	644	112
NIKE Inc, Cl B	9,390	1,589
Nordstrom Inc *	1,516	32
Norwegian Cruise Line Holdings Ltd *	2,379	46
NVR *	23	120
O’Reilly Automotive Inc *	141	90
Oxford Industries	1,191	114
Peloton Interactive Inc, Cl A *	1,049	46

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Polaris Inc	549	$61
Pool Corp	261	145
PulteGroup Inc	8,539	427
PVH Corp	1,066	114
Ralph Lauren, Cl A	847	98
Ross Stores Inc	18,294	1,996
Royal Caribbean Cruises Ltd *	765	53
Service Corp International/US	1,137	75
Shutterstock	560	64
Starbucks Corp	9,991	1,095
Steven Madden	2,716	129
Tapestry	2,532	102
Target Corp	1,620	395
Tempur Sealy International	2,754	118
Tesla Inc *	2,985	3,417
Thor Industries Inc	1,119	118
TJX Cos Inc/The	5,133	356
Tractor Supply Co	1,428	322
Travel + Leisure	1,185	58
Ulta Beauty Inc *	893	343
Under Armour, Cl A *	4,708	111
Urban Outfitters Inc *	5,762	183
Vail Resorts Inc	213	71
VF Corp	1,652	119
Vista Outdoor Inc *	3,390	148
Wendy’s Co/The	2,626	54
Whirlpool	461	100
Williams-Sonoma Inc	555	108
Wingstop Inc	789	127
Wyndham Hotels & Resorts Inc	874	69
Yum China Holdings Inc	3,981	199
Yum! Brands Inc	560	69

		38,445

Consumer Staples — 6.0%
Altria Group Inc	30,349	1,294
Archer-Daniels-Midland Co	1,290	80
Brown-Forman Corp, Cl B	1,103	78
Bunge Ltd	963	83
Campbell Soup Co	2,145	87
Casey’s General Stores Inc	344	67
Clorox Co/The	495	81
Coca-Cola Co/The	35,844	1,880
Colgate-Palmolive Co	7,124	534
Conagra Brands Inc	39,281	1,200
Constellation Brands Inc, Cl A	474	107
Costco Wholesale Corp	1,758	948
Darling Ingredients *	1,535	104
Energizer Holdings Inc	2,100	78
Estee Lauder, Cl A	422	140
Flowers Foods Inc	2,694	70
General Mills Inc	1,001	62
Grocery Outlet Holding Corp *	1,589	46

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hain Celestial Group Inc/The *	2,713	$107
Hershey Co/The	1,957	347
Ingredion Inc	6,376	594
JM Smucker Co/The	10,199	1,290
Kellogg Co	3,231	198
Keurig Dr Pepper Inc	1,806	61
Kimberly-Clark Corp	2,896	377
Kraft Heinz Co/The	1,549	52
Kroger Co/The	70,916	2,945
Lamb Weston Holdings Inc	1,288	67
McCormick & Co Inc/MD	1,882	161
MGP Ingredients	1,668	130
Molson Coors Beverage Co, Cl B	15,618	694
Mondelez International Inc, Cl A	7,576	446
Nomad Foods Ltd *	20,652	493
PepsiCo Inc	6,344	1,014
Philip Morris International Inc	18,448	1,585
Pilgrim’s Pride Corp *	3,199	90
Sysco Corp	22,601	1,583
TreeHouse Foods Inc *	3,179	117
Tyson Foods Inc, Cl A	3,629	287
US Foods Holding Corp *	13,632	428
Walgreens Boots Alliance Inc	7,606	341

		20,346

Energy — 2.5%
Antero Midstream	11,161	108
Baker Hughes Co, Cl A	29,228	682
Cabot Oil & Gas Corp	9,236	185
Canadian Natural Resources Ltd	36,802	1,502
Cheniere Energy Inc	1,728	181
Chevron Corp	20,577	2,323
ConocoPhillips	7,088	497
Devon Energy Corp	6,524	275
Diamondback Energy Inc	1,270	136
DT Midstream	465	21
EOG Resources Inc	1,358	118
EQT Corp *	6,571	128
Exxon Mobil Corp	8,227	492
Halliburton Co	5,206	112
Helmerich & Payne Inc	3,831	86
Hess Corp	1,868	139
HollyFrontier Corp	2,771	90
Kinder Morgan Inc/DE	19,664	304
Marathon Oil Corp	9,442	146
Marathon Petroleum Corp	2,427	148
ONEOK Inc	2,578	154
Phillips 66	1,454	101
Pioneer Natural Resources Co	761	136
Schlumberger Ltd	4,621	133
Select Energy Services, Cl A *	16,447	94
Valero Energy Corp	1,795	120

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Inc	4,821	$129

		8,540

Financials — 10.9%
Affiliated Managers Group Inc	631	107
Aflac Inc	3,561	193
AGNC Investment Corp ‡	2,829	43
Allstate Corp/The	1,314	143
Ally Financial Inc	2,235	102
American Express Co	1,286	196
Ameriprise Financial Inc	528	153
Annaly Capital Management Inc ‡	94,744	767
Apollo Global Management Inc, Cl A	2,038	144
Assured Guaranty Ltd	1,974	97
Bank of America Corp	46,998	2,090
Bank of Hawaii Corp	618	49
Bank of New York Mellon Corp/The	6,146	337
Bank OZK	9,680	433
BankUnited Inc	8,965	355
Berkshire Hathaway Inc, Cl B *	4,829	1,336
BlackRock Inc, Cl A	522	472
Blackstone	1,004	142
BOK Financial Corp	794	82
Brighthouse Financial Inc *	2,043	99
Capital One Financial Corp	657	92
Charles Schwab Corp/The	8,887	688
Chimera Investment Corp ‡	7,819	124
Chubb Ltd	1,561	280
Citigroup Inc	41,337	2,633
Citizens Financial Group Inc	15,919	753
CME Group Inc, Cl A	2,621	578
Cohen & Steers Inc	2,433	218
Comerica Inc	5,306	438
Commerce Bancshares Inc/MO	1,138	79
Cullen/Frost Bankers Inc	599	75
Discover Financial Services	1,133	122
Dynex Capital ‡	5,368	90
East West Bancorp Inc	1,870	144
Equitable Holdings Inc	4,036	127
Erie Indemnity Co, Cl A	343	64
Essent Group Ltd	3,347	139
Evercore Inc, Cl A	786	109
Everest Re Group Ltd	248	64
FactSet Research Systems Inc	513	240
Fifth Third Bancorp	1,877	79
First Hawaiian Inc	1,924	51
First Horizon National Corp	10,810	174
First Republic Bank/CA	491	103
FNB Corp	33,393	389
Franklin Resources Inc	1,707	55
Hartford Financial Services Group Inc/The	4,339	287
Hercules Capital	6,250	103
Home BancShares Inc/AR	4,338	104

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntington Bancshares Inc/OH	11,006	$163
Intercontinental Exchange Inc	565	74
Invesco Ltd	3,179	71
Jackson Financial, Cl A	1,007	32
Jefferies Financial Group	2,802	105
JPMorgan Chase & Co	14,455	2,296
KeyCorp	3,317	74
KKR & Co Inc, Cl A	2,511	187
Lincoln National Corp	1,943	129
LPL Financial Holdings	709	112
M&T Bank Corp	568	83
MarketAxess Holdings Inc	311	110
Marsh & McLennan Cos Inc	17,107	2,806
MetLife Inc	4,026	236
Moody’s Corp	248	97
Morgan Stanley	16,794	1,592
Morningstar Inc	253	79
MSCI Inc, Cl A	201	127
Nasdaq Inc	587	119
New Residential Investment ‡	9,381	100
Northern Trust Corp	2,012	233
OneMain Holdings Inc, Cl A	1,860	93
PacWest Bancorp	5,717	256
People’s United Financial Inc	4,672	80
Pinnacle Financial Partners	2,549	243
PNC Financial Services Group Inc/The	2,121	418
Popular Inc	1,000	78
Primerica	683	101
Principal Financial Group Inc	1,152	79
Progressive Corp/The	6,508	605
Prosperity Bancshares Inc	1,900	135
Prudential Financial Inc	5,745	587
Raymond James Financial Inc	1,360	134
Regions Financial Corp	5,506	125
Rocket Inc, Cl A	6,200	96
S&P Global Inc	3,045	1,388
Santander Consumer USA Holdings Inc	2,144	90
Signature Bank NY	1,720	520
SLM Corp	33,402	594
Starwood Property Trust ‡	4,020	100
State Street Corp	25,760	2,292
Sterling Bancorp	4,380	109
Synchrony Financial	2,944	132
Synovus Financial Corp	5,299	240
T Rowe Price Group Inc	674	135
Travelers Cos Inc/The	433	64
Truist Financial Corp	2,659	158
Two Harbors Investment Corp ‡	20,809	122
Umpqua Holdings Corp	25,167	480
Univest Financial Corp	3,549	98
Unum Group	3,649	84
US Bancorp	40,211	2,225

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UWM Holdings	10,526	$73
Virtu Financial Inc, Cl A	3,660	103
Voya Financial Inc	1,531	95
Webster Financial Corp	3,840	207
Western Alliance Bancorp	2,780	305
Wintrust Financial Corp	1,614	141
Zions Bancorp NA	1,209	76

		37,428

Health Care — 8.4%
ABIOMED Inc *	297	93
Adaptive Biotechnologies Corp *	995	26
Align Technology Inc *	210	128
Alnylam Pharmaceuticals Inc *	1,813	333
AmerisourceBergen Corp, Cl A	17,208	1,992
Anthem Inc	1,274	517
Avantor Inc *	20,147	795
Baxter International Inc	8,537	637
BioMarin Pharmaceutical Inc *	3,751	324
Boston Scientific Corp *	19,665	749
Bruker Corp	9,855	798
Cardinal Health Inc	3,870	179
Cerner Corp	7,854	553
Change Healthcare Inc *	2,000	41
Chemed Corp	502	234
Cigna Corp	3,235	621
CVS Health Corp	46,695	4,159
DaVita Inc *	1,288	122
DENTSPLY SIRONA Inc	1,719	84
DexCom Inc *	967	544
Edwards Lifesciences Corp *	6,662	715
Elanco Animal Health Inc *	29,841	858
Encompass Health Corp	2,370	137
Envista Holdings Corp *	2,745	106
Exact Sciences Corp *	2,022	173
Exelixis Inc *	13,403	225
Globus Medical Inc, Cl A *	824	52
Guardant Health Inc *	457	48
Henry Schein Inc *	2,467	175
Hill-Rom Holdings Inc	1,552	241
Hologic Inc *	1,306	98
Humana Inc	817	343
ICU Medical Inc *	171	39
IDEXX Laboratories Inc *	489	297
Incyte Corp *	5,877	398
Insulet Corp *	385	111
Integra LifeSciences Holdings Corp *	1,163	74
Intra-Cellular Therapies, Cl A *	2,284	92
Intuitive Surgical Inc *	1,674	543
Ionis Pharmaceuticals Inc *	3,796	101
Iovance Biotherapeutics Inc *	1,232	23
IQVIA Holdings Inc *	3,229	837
Laboratory Corp of America Holdings *	513	146

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LeMaitre Vascular	2,009	$94
Masimo Corp *	645	179
McKesson Corp	370	80
Mettler-Toledo International Inc *	632	957
Nektar Therapeutics, Cl A *	13,176	148
Neurocrine Biosciences Inc *	2,482	207
Penumbra Inc *	330	81
PPD Inc *	3,455	163
Premier Inc, Cl A	12,059	447
Prestige Consumer Healthcare *	17,646	987
Quest Diagnostics Inc	2,735	406
Repligen Corp *	262	75
ResMed Inc	3,241	826
Sage Therapeutics Inc *	1,667	65
Sarepta Therapeutics Inc *	348	28
Seagen Inc *	1,536	246
Sotera Health *	18,272	390
Stryker Corp	2,405	569
Teladoc Health Inc *	293	30
Teleflex Inc	1,029	306
United Therapeutics Corp *	3,075	583
Veeva Systems Inc, Cl A *	1,171	331
Waters Corp *	2,284	749
West Pharmaceutical Services Inc	999	442
Zimmer Biomet Holdings Inc	5,327	637
Zoetis Inc, Cl A	4,674	1,038

		28,825

Industrials — 6.4%
3M Co	4,290	729
ABM Industries Inc	2,652	119
Acuity Brands	561	113
ADT Inc	6,874	57
AECOM *	2,764	191
AerCap Holdings NV *	10,135	568
AGCO Corp	675	74
Air Lease Corp, Cl A	6,874	279
Alaska Air Group Inc *	775	38
AMERCO	140	99
American Airlines Group Inc *	4,404	78
AMETEK Inc	1,085	148
AO Smith Corp	943	75
Armstrong World Industries Inc	1,080	114
Booz Allen Hamilton Holding, Cl A	1,232	103
Carrier Global	2,640	143
Caterpillar Inc	357	69
Cintas Corp	215	91
Copart Inc *	809	117
CoStar Group Inc *	3,030	236
CSX Corp	4,524	157
Cummins Inc	1,667	350
Deere & Co	1,422	491
Delta Air Lines Inc *	3,480	126

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Donaldson Co Inc	397	$22
Dover Corp	1,366	224
EMCOR Group	908	108
Emerson Electric Co	1,607	141
Enerpac Tool Group, Cl A	23,412	494
EnPro Industries	1,183	121
Equifax Inc	375	105
Expeditors International of Washington Inc	896	109
Fastenal Co	1,480	88
FedEx Corp	1,860	429
Flowserve Corp	1,306	39
Fortive Corp	627	46
FTI Consulting Inc *	918	134
Graco Inc	401	29
HEICO Corp	674	93
Hexcel Corp *	889	46
Howmet Aerospace	2,891	81
Hubbell Inc, Cl B	100	20
IDEX	425	95
IHS Markit Ltd	1,053	135
Illinois Tool Works Inc	3,727	865
Ingersoll Rand Inc	2,918	170
ITT	1,117	106
JB Hunt Transport Services Inc	477	91
JetBlue Airways Corp *	6,090	82
Kansas City Southern	423	123
Kelly Services, Cl A	25,917	437
Kirby Corp *	2,029	106
Knight-Swift Transportation Holdings Inc, Cl A	1,702	97
Korn Ferry	1,643	120
Landstar System Inc	477	80
Lennox International Inc	194	60
Lincoln Electric Holdings	809	109
Lyft, Cl A *	1,618	66
ManpowerGroup Inc	944	85
ManTech International Corp/VA, Cl A	3,515	239
Masco Corp	1,719	113
MasTec*	946	87
Mercury Systems *	1,569	77
MSA Safety Inc	672	96
MSC Industrial Direct Co Inc, Cl A	5,596	440
Nordson Corp	843	214
Norfolk Southern Corp	420	111
Old Dominion Freight Line	406	144
Oshkosh Corp	837	90
Otis Worldwide Corp	1,520	122
Owens Corning	790	67
PACCAR Inc	771	64
Parker-Hannifin Corp	356	108
Quanta Services	1,185	135
Regal Beloit Corp	733	116

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Republic Services Inc, Cl A	700	$93
Robert Half International Inc	1,607	179
Rockwell Automation Inc	1,053	354
Rollins Inc	2,023	67
Roper Technologies Inc	173	80
Ryder System Inc	2,375	197
Schneider National Inc, Cl B	2,470	61
Snap-on Inc	657	135
Southwest Airlines Co *	1,122	50
Spirit AeroSystems Holdings Inc, Cl A	1,276	48
Stanley Black & Decker Inc	4,972	869
Tetra Tech Inc	1,268	234
Timken Co/The	1,209	80
Toro Co/The	721	73
TransDigm Group Inc *	906	524
Trex Inc *	956	127
Uber Technologies Inc *	2,765	105
UniFirst	449	86
Union Pacific Corp	3,457	815
United Airlines Holdings Inc *	1,164	49
United Parcel Service Inc, Cl B	6,664	1,322
United Rentals Inc *	308	104
Univar Solutions Inc *	2,330	60
Valmont Industries Inc	383	92
Verisk Analytics Inc, Cl A	474	107
Waste Management Inc	3,911	628
Watsco Inc	331	97
Westinghouse Air Brake Technologies Corp	720	64
WW Grainger Inc	5,076	2,444
Xylem Inc/NY	5,273	639

		21,727

Information Technology — 21.2%
Adobe Inc *	5,657	3,789
Advanced Micro Devices Inc *	9,549	1,512
Akamai Technologies Inc *	7,545	850
Alliance Data Systems Corp	1,401	96
Alteryx, Cl A *	1,413	94
Amdocs Ltd	872	61
Amphenol Corp, Cl A	1,822	147
Analog Devices Inc	2,222	401
ANSYS Inc *	247	97
Apple Inc	49,841	8,239
Applied Materials Inc	18,923	2,785
Arista Networks Inc *	7,436	923
Arrow Electronics Inc *	1,030	125
Aspen Technology Inc *	767	111
AudioCodes Ltd	3,496	121
Autodesk Inc *	816	207
Automatic Data Processing Inc	9,523	2,199
Avnet Inc	1,907	69
Badger Meter Inc	1,861	191
Black Knight Inc *	1,137	81

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadcom Inc	1,407	$779
Broadridge Financial Solutions Inc	381	64
Cadence Design Systems Inc *	832	148
CDK Global	1,878	73
CDW Corp	774	147
Ceridian HCM Holding *	1,194	131
Ciena Corp *	1,878	113
Cirrus Logic Inc *	1,236	99
Cisco Systems Inc	22,109	1,212
Citrix Systems Inc	1,286	103
CMC Materials Inc	872	116
Cognex Corp	774	60
Cognizant Technology Solutions Corp, Cl A	869	68
Coherent Inc *	769	199
CommScope Holding Co Inc *	8,049	80
Concentrix Corp	404	67
Coupa Software Inc *	405	80
Crowdstrike Holdings Inc, Cl A *	517	112
Dell Technologies Inc, Cl C *	1,116	63
DocuSign Inc, Cl A *	497	122
Dolby Laboratories Inc, Cl A	1,050	88
Dropbox Inc, Cl A *	2,225	55
Duck Creek Technologies Inc *	2,806	80
DXC Technology Co *	2,083	62
Elastic NV *	642	100
Enphase Energy Inc *	552	138
Entegris	824	120
EPAM Systems Inc *	101	61
Everbridge Inc *	594	67
ExlService Holdings *	1,082	141
F5 Networks Inc *	506	115
Fidelity National Information Services Inc	613	64
First Solar Inc *	343	36
Fiserv Inc *	689	67
FleetCor Technologies Inc *	370	77
Fortinet *	202	67
Gartner *	205	64
Genpact Ltd	1,375	66
Global Payments Inc	12,341	1,469
Globant SA *	2,709	718
GoDaddy Inc, Cl A *	11,505	807
Hewlett Packard Enterprise Co	41,813	600
HP Inc	27,128	957
HubSpot Inc *	83	67
Intuit Inc	1,817	1,185
IPG Photonics Corp *	692	114
Jabil Inc	2,333	136
Jack Henry & Associates Inc	408	62
Jamf Holding Corp *	1,893	61
Juniper Networks Inc	9,983	311
Keysight Technologies Inc *	1,697	330
KLA Corp	445	182

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kulicke & Soffa Industries	1,690	$97
Lam Research Corp	604	411
Littelfuse Inc	331	99
Mandiant *	2,720	46
Manhattan Associates *	860	134
Marvell Technology	1,417	101
Mastercard Inc, Cl A	677	213
MAXIMUS Inc	802	61
McAfee, Cl A	4,220	109
Microchip Technology Inc	15,955	1,331
Micron Technology Inc	13,878	1,166
Microsoft Corp	30,728	10,158
MKS Instruments Inc	668	102
MongoDB Inc, Cl A *	261	130
Monolithic Power Systems Inc	281	156
Motorola Solutions Inc	302	76
National Instruments Corp	3,105	129
nCino Inc *	762	47
NCR Corp *	1,832	71
NetApp Inc	1,531	136
New Relic Inc *	1,365	151
NortonLifeLock Inc	2,665	66
Nuance Communications *	2,270	126
Nutanix Inc, Cl A *	4,280	142
NVIDIA Corp	14,147	4,623
NXP Semiconductors NV	4,380	978
Okta Inc, Cl A *	3,344	720
ON Semiconductor Corp *	3,126	192
Palo Alto Networks *	134	73
Paychex Inc	550	66
Paycom Software Inc *	217	95
Paylocity Holding Corp *	467	118
PayPal Holdings Inc *	4,276	791
Power Integrations Inc	1,574	157
PTC Inc *	835	92
QUALCOMM Inc	12,064	2,178
Rackspace Technology *	4,409	63
RingCentral Inc, Cl A *	199	43
Rogers Corp *	544	148
salesforce.com Inc *	10,194	2,905
ServiceNow Inc *	97	63
Skyworks Solutions Inc	606	92
Smartsheet Inc, Cl A *	1,379	88
Snowflake, Cl A *	329	112
SolarEdge Technologies *	921	302
SolarWinds	4,538	65
Splunk Inc *	489	59
Square Inc, Cl A *	434	90
StoneCo Ltd, Cl A *	1,174	18
Switch Inc, Cl A	6,231	170
SYNNEX Corp	404	42
Synopsys Inc *	451	154

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teledyne Technologies Inc *	252	$105
Teradata Corp *	1,199	52
Teradyne Inc	3,105	475
Texas Instruments Inc	6,047	1,163
Trade Desk Inc, Cl A *	1,530	158
Trimble Inc *	1,500	129
Twilio Inc, Cl A *	4,450	1,273
Tyler Technologies *	237	123
Ubiquiti	331	99
Universal Display Corp	975	139
VeriSign Inc *	3,978	954
ViaSat Inc *	2,883	128
Viavi Solutions *	6,176	91
Visa Inc, Cl A	8,081	1,566
VMware Inc, Cl A	873	102
Vontier Corp	10,245	323
Western Digital Corp *	2,446	142
Western Union Co	4,919	78
WEX Inc *	324	41
Wix.com *	336	51
Workday Inc, Cl A *	2,264	621
Xerox Holdings Corp	5,099	94
Xilinx Inc	598	137
Zebra Technologies, Cl A *	214	126
Zendesk Inc *	700	72
Zoom Video Communications, Cl A *	186	39
Zscaler Inc *	487	169

		72,606

Materials — 2.6%
Air Products and Chemicals Inc	2,611	751
Alcoa Corp	13,307	619
AptarGroup Inc	1,090	130
Ardagh Metal Packaging *	14,317	134
Avery Dennison Corp	548	112
Axalta Coating Systems Ltd *	700	21
Ball Corp	927	87
Berry Global Group Inc *	2,689	186
Cabot Corp	1,164	61
Celanese, Cl A	707	107
CF Industries Holdings Inc	2,717	165
Cleveland-Cliffs *	4,585	93
Corteva Inc	3,591	162
Crown Holdings Inc	2,788	295
Dow Inc	975	54
DuPont de Nemours Inc	10,129	749
Eastman Chemical Co	4,713	492
Ecolab Inc	466	103
FMC Corp	524	52
Freeport-McMoRan Inc	5,276	196
Huntsman Corp	4,477	142
Ingevity *	1,326	95
International Flavors & Fragrances Inc	737	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Paper Co	1,238	$56
Livent Corp *	15,731	476
Louisiana-Pacific	1,691	111
LyondellBasell Industries NV, Cl A	607	53
Martin Marietta Materials	317	128
Mosaic Co/The	4,600	158
NewMarket Corp	145	48
Newmont Corp	14,973	822
Nucor Corp	870	92
O-I Glass Inc, Cl I *	8,446	93
Packaging Corp of America	655	86
PPG Industries Inc	510	79
Quaker Chemical Corp	241	55
Reliance Steel & Aluminum Co	701	104
Royal Gold Inc	466	47
Sherwin-Williams Co/The	3,025	1,002
Sonoco Products Co	903	52
Steel Dynamics Inc	1,777	106
Sylvamo *	112	3
United States Steel Corp	4,118	93
Valvoline Inc	2,446	83
Vulcan Materials Co	363	70
Westrock Co	1,448	63

		8,791

Real Estate — 1.6%
Alexandria Real Estate Equities Inc ‡	885	177
American Campus Communities Inc ‡	1,095	57
American Tower Corp ‡	1,117	293
Americold Realty Trust ‡	2,617	85
AvalonBay Communities Inc ‡	909	217
Boston Properties Inc ‡	2,949	318
Brixmor Property Group ‡	4,961	113
CBRE Group Inc, Cl A *‡	2,688	257
Columbia Property Trust ‡	5,788	111
CoreSite Realty Corp ‡	816	140
Corporate Office Properties Trust ‡	3,768	97
Cousins Properties ‡	2,645	100
Crown Castle International Corp ‡	685	124
CubeSmart ‡	1,472	79
Digital Realty Trust Inc ‡	437	73
Duke Realty ‡	2,335	136
Equinix Inc ‡	145	118
Equity Residential ‡	780	66
Essex Property Trust Inc ‡	187	63
Extra Space Storage Inc ‡	438	88
Federal Realty Investment Trust ‡	402	49
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	129
Host Hotels & Resorts Inc *‡	9,310	146
Howard Hughes Corp/The *‡	411	34
Hudson Pacific Properties ‡	3,556	87
Iron Mountain Inc ‡	1,533	70

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JBG SMITH Properties ‡	3,147	$87
Jones Lang LaSalle Inc *‡	410	96
Kennedy-Wilson Holdings Inc ‡	2,346	51
Kilroy Realty Corp ‡	811	52
Kimco Realty Corp ‡	2,506	56
Lamar Advertising, Cl A ‡	862	94
Life Storage Inc ‡	829	109
National Retail Properties Inc ‡	993	44
Newmark Group, Cl A ‡	9,389	151
Orion Office *‡	163	3
Prologis Inc ‡	2,414	364
Public Storage ‡	298	98
Rayonier ‡	2,788	105
Realty Income Corp ‡	1,634	111
Regency Centers Corp ‡	826	57
Ryman Hospitality Properties Inc *‡	783	61
SBA Communications Corp, Cl A ‡	364	125
Simon Property Group Inc ‡	566	86
SL Green Realty Corp ‡	584	41
STORE Capital Corp ‡	1,477	49
UDR Inc ‡	2,288	130
Ventas Inc ‡	1,890	89
Vornado Realty Trust Co ‡	765	31
Welltower Inc ‡	1,829	146
Weyerhaeuser Co ‡	2,954	111

		5,575

Utilities — 2.2%
AES Corp/The	4,013	94
Algonquin Power & Utilities Corp	3,894	53
Alliant Energy Corp	1,828	100
Ameren Corp	786	64
American Electric Power Co Inc	1,847	150
American Water Works Co Inc	2,358	397
Atmos Energy Corp	622	56
Avangrid Inc	2,174	110
Brookfield Renewable, Cl A	3,044	113
CMS Energy Corp	5,948	350
Consolidated Edison Inc	3,038	236
Dominion Energy Inc	1,583	113
DTE Energy Co	931	101
Duke Energy Corp	2,448	237
Edison International	4,423	289
Entergy Corp	595	60
Essential Utilities Inc	1,211	57
Evergy Inc	833	53
Eversource Energy	5,900	485
Exelon Corp	15,856	836
FirstEnergy Corp	9,890	372
Hawaiian Electric Industries Inc	1,502	57
IDACORP	994	104
MDU Resources Group Inc	2,166	59
NextEra Energy Inc	9,701	842

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NiSource Inc	1,898	$46
NRG Energy Inc	3,167	114
Pinnacle West Capital Corp	566	37
Portland General Electric	2,092	102
PPL Corp	23,068	642
Public Service Enterprise Group Inc	1,789	112
Sempra Energy	466	56
Southern Co/The	4,478	274
UGI Corp	3,927	162
Vistra Energy Corp	2,937	58
WEC Energy Group Inc	737	64
Xcel Energy Inc	6,735	429

		7,484

Total Common Stock (Cost $176,574) ($ Thousands)		261,903

FOREIGN COMMON STOCK —20.2%
Australia — 0.1%
Qantas Airways Ltd	127,637	458

Brazil — 0.1%
Banco Bradesco SA ADR	22,178	78
CPFL Energia SA	27,055	127

		205

Canada — 0.4%
BRP	4,398	346
Dollarama Inc	2,429	104
Home Capital Group Inc, Cl B *	4,666	151
National Bank of Canada	1,789	138
SNC-Lavalin Group	23,210	559
Toromont Industries Ltd	2,925	245

		1,543

China — 0.6%
Alibaba Group Holding *	15,200	248
Alibaba Group Holding Ltd ADR *	6,708	856
LONGi Green Energy Technology, Cl A	43,960	603
Midea Group, Cl A	23,400	249

		1,956

Denmark — 0.5%
Coloplast, Cl B	6,630	1,077
Danske Bank	29,094	477
Demant*	5,854	278

		1,832

France — 1.4%
Cie de Saint-Gobain	24,309	1,537
Legrand SA	5,753	626
LVMH Moet Hennessy Louis Vuitton	1,987	1,536
Pernod Ricard SA	4,382	999

		4,698

Germany — 0.9%
SAP SE	10,094	1,286

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Scout24 AG	8,933	$589
Siemens AG	7,236	1,151
Siemens Energy *	3,665	97

		3,123

Hong Kong — 1.2%
AIA Group Ltd	98,800	1,040
China Resources Land ‡	94,000	391
Samsonite International SA	155,700	292
Sands China	184,400	424
Tencent Holdings Ltd	19,200	1,131
Topsports International Holdings	130,000	151
Xinyi Glass Holdings Ltd	252,000	615

		4,044

India — 0.6%
HDFC Bank Ltd ADR	8,381	549
Tech Mahindra Ltd	71,991	1,476

		2,025

Isreal — 0.3%
Check Point Software Technologies Ltd*	8,007	891

Italy — 0.4%
Faurecia	1,912	81
Prysmian SpA	21,453	792
Stellantis	32,493	554
UniCredit	7,503	90

		1,517

Japan — 1.7%
Mitsubishi UFJ Financial Group	328,300	1,739
ORIX	40,900	809
Pigeon Corp	3,100	63
Shimano Inc	4,000	1,106
Showa Denko	10,000	220
SMS Co Ltd	30,100	1,123
Toei Animation Co Ltd	4,200	606
Workman Co Ltd	1,800	94

		5,760

Netherlands — 1.3%
ArcelorMittal	9,366	252
ASML Holding NV	2,747	2,163
ING Groep	19,329	266
Koninklijke Philips NV	24,784	870
NN Group NV	11,346	561
OCI NV *	5,211	142
Wolters Kluwer	2,597	290

		4,544

Norway — 0.4%
DNB Bank	62,833	1,367
Gjensidige Forsikring	4,629	104

		1,471

South Korea — 1.0%
Coway Co Ltd	18,893	1,077
Hana Financial Group	9,644	321
LG Household & Health Care	775	687

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Samsung Electronics Co Ltd	19,990	$1,200
SK Square *	878	50
SK Telecom	1,357	62

		3,397

Spain — 0.3%
Banco Santander SA ADR	64,215	200
Industria de Diseno Textil	26,229	822

		1,022

Sweden — 0.5%
Assa Abloy, Cl B	44,669	1,249
Hexagon, Cl B	23,067	336

		1,585

Switzerland — 0.7%
Holcim	31,740	1,525
Partners Group Holding AG	614	1,055

		2,580

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,674	1,719

Thailand — 0.2%
Siam Commercial Bank	162,200	587

United Kingdom — 7.1%
Accenture PLC, Cl A	3,481	1,244
Allegion PLC	536	66
Amcor PLC	8,591	97
Aon PLC, Cl A	1,272	376
Aptiv PLC *	636	102
Atlassian Corp PLC, Cl A *	2,208	831
BP PLC ADR	13,955	362
ConvaTec Group PLC	104,676	267
Dechra Pharmaceuticals PLC	19,203	1,282
Diageo PLC	30,487	1,532
Eaton Corp PLC	5,869	951
Fresnillo PLC	25,853	311
Gates Industrial Corp PLC *	5,238	84
Greencore Group PLC	62,981	104
Horizon Therapeutics PLC *	5,701	592
Informa *	40,724	252
Intertek Group PLC	4,058	287
Janus Henderson Group PLC	2,562	109
Jazz Pharmaceuticals PLC *	11,459	1,374
Johnson Controls International PLC	8,766	655
Kingfisher PLC	332,286	1,393
London Stock Exchange Group	4,301	370
Man Group PLC	205,818	584
Medtronic PLC	26,709	2,850
Natwest Group	559,233	1,573
Nielsen Holdings PLC	2,443	47
nVent Electric PLC	2,436	85
Pentair PLC	1,364	100
Prudential PLC	40,299	680
RELX PLC	56,783	1,751

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Royalty Pharma PLC, Cl A	22,130	$880
Sensata Technologies Holding PLC *	1,149	64
STERIS PLC	2,039	446
Trane Technologies PLC	3,308	617
Unilever PLC	4,693	240
Unilever PLC ADR	28,811	1,465
Willis Towers Watson PLC	1,217	275

		24,298

Total Foreign Common Stock (Cost $60,950) ($ Thousands)		69,255

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund,Cl F
0.010%**†	8,725,852	$8,726

Total Cash Equivalent (Cost $8,726) ($ Thousands)		8,726

Total Investments in Securities — 99.4% (Cost $246,250) ($ Thousands)		$339,884

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	11	Dec-2021	$1,265	$1,209	$(56)
S&P 500 Index E-MINI	34	Dec-2021	7,551	7,763	212

			$8,816	$8,972	$156

Percentages are based on Net Assets of $341,884 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	261,903	–	–	261,903
Foreign Common Stock	69,255	–	–	69,255
Cash Equivalent	8,726	–	–	8,726

Total Investments in Securities	339,884	–	–	339,884

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	212	–	–	212
Unrealized Depreciation	(56)	–	–	(56)

Total Other Financial Instruments	156	–	–	156

*	Futures contracts are valued at unrealized appreciation/ (depreciation) on the instruments.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 2/28/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,809	$33,540	$(27,623)	$—	$—	$8,726	8,725,852	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

10	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.1%

Communication Services — 3.0%
AT&T
5.350%, 09/01/2040	$1	$1
4.500%, 03/09/2048	39	46
4.350%, 06/15/2045	20	23
3.650%, 09/15/2059	12	12
3.500%, 06/01/2041	151	155
3.100%, 02/01/2043	90	87
2.550%, 12/01/2033	299	289
2.300%, 06/01/2027	60	61
1.650%, 02/01/2028	60	58
1.294%, VAR ICE LIBOR USD 3 Month + 1.180%, 06/12/2024	462	471
CCO Holdings
4.500%, 05/01/2032	100	100
Charter Communications Operating
6.484%, 10/23/2045	20	27
6.384%, 10/23/2035	580	752
5.750%, 04/01/2048	90	113
5.375%, 04/01/2038	10	12
5.050%, 03/30/2029	40	46
4.908%, 07/23/2025	30	33
4.800%, 03/01/2050	30	34
3.500%, 03/01/2042	10	10
Comcast
4.250%, 10/15/2030	110	127
4.150%, 10/15/2028	40	45
4.000%, 03/01/2048	10	12
3.950%, 10/15/2025	70	76
3.750%, 04/01/2040	10	11
3.450%, 02/01/2050	20	22
3.400%, 04/01/2030	20	22
3.400%, 07/15/2046	10	11
3.375%, 08/15/2025	60	64
3.300%, 04/01/2027	190	204
3.150%, 03/01/2026	20	21
2.937%, 11/01/2056 (A)	27	26
2.887%, 11/01/2051 (A)	254	248
2.800%, 01/15/2051	30	29
2.350%, 01/15/2027	260	268
DISH DBS
5.250%, 12/01/2026 (A)	10	10
Fox
5.476%, 01/25/2039	70	90
Sprint Spectrum
4.738%, 03/20/2025 (A)	201	210
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	188
T-Mobile USA
3.875%, 04/15/2030	80	87
3.750%, 04/15/2027	10	11
3.500%, 04/15/2025	150	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 04/15/2031 (A)	$50	$50
3.000%, 02/15/2041	10	9
2.875%, 02/15/2031	20	19
2.625%, 02/15/2029	30	29
2.550%, 02/15/2031	20	20
2.250%, 02/15/2026	10	10
2.250%, 11/15/2031	10	10
2.050%, 02/15/2028	10	10
Verizon Communications
5.500%, 03/16/2047	6	9
5.250%, 03/16/2037	20	26
4.862%, 08/21/2046	30	39
4.500%, 08/10/2033	170	201
4.329%, 09/21/2028	300	342
4.125%, 08/15/2046	30	35
4.000%, 03/22/2050	30	35
3.150%, 03/22/2030	30	32
3.000%, 03/22/2027	10	10
2.875%, 11/20/2050	10	10
2.650%, 11/20/2040	70	67
2.625%, 08/15/2026	10	10
2.550%, 03/21/2031	90	91
2.355%, 03/15/2032 (A)	93	92
2.100%, 03/22/2028	30	30
1.750%, 01/20/2031	130	123
Vodafone Group
4.375%, 05/30/2028	40	45

		5,625

Consumer Discretionary — 2.4%
Amazon.com
4.950%, 12/05/2044	157	216
4.250%, 08/22/2057	10	13
4.050%, 08/22/2047	30	37
3.875%, 08/22/2037	20	24
3.150%, 08/22/2027	50	54
2.100%, 05/12/2031	20	20
1.500%, 06/03/2030	30	29
1.200%, 06/03/2027	60	59
Cox Communications
3.350%, 09/15/2026 (A)	231	247
Dollar General
3.250%, 04/15/2023	10	10
Element Fleet Management
1.600%, 04/06/2024 (A)	491	493
Ford Motor 4.750%, 01/15/2043	20	21
3.250%, 02/12/2032	30	30
Ford Motor Credit
4.000%, 11/13/2030	200	210
General Motors
6.250%, 10/02/2043	50	68

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 10/01/2025	$20	$23
5.400%, 10/02/2023	20	22
5.150%, 04/01/2038	20	24
General Motors Financial
5.100%, 01/17/2024	200	215
4.150%, 06/19/2023	353	369
3.450%, 04/10/2022	10	10
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	20	21
5.375%, 05/01/2025 (A)	30	31
Home Depot
3.350%, 04/15/2050	70	78
3.300%, 04/15/2040	198	214
2.700%, 04/15/2030	20	21
2.500%, 04/15/2027	30	31
Las Vegas Sands
3.200%, 08/08/2024	10	10
2.900%, 06/25/2025	210	212
Lennar
5.000%, 06/15/2027	10	11
4.750%, 11/29/2027	20	23
4.500%, 04/30/2024	20	21
Lowe’s
5.000%, 04/15/2040	53	67
4.500%, 04/15/2030	20	23
3.700%, 04/15/2046	96	107
McDonald’s MTN
4.200%, 04/01/2050	250	305
3.800%, 04/01/2028	10	11
3.700%, 01/30/2026	10	11
3.600%, 07/01/2030	20	22
3.500%, 03/01/2027	60	65
3.500%, 07/01/2027	214	232
3.300%, 07/01/2025	10	11
1.450%, 09/01/2025	10	10
NIKE
3.375%, 03/27/2050	50	57
3.250%, 03/27/2040	10	11
2.750%, 03/27/2027	20	21
2.400%, 03/27/2025	30	31
Nissan Motor
3.522%, 09/17/2025 (A)	200	210
Sands China
2.300%, 03/08/2027 (A)	200	191
Target
2.250%, 04/15/2025	40	41
Time Warner Cable
7.300%, 07/01/2038	90	129
Time Warner Entertainment
8.375%, 07/15/2033	50	74
Toll Brothers Finance
4.375%, 04/15/2023	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VOC Escrow
5.000%, 02/15/2028 (A)	$30	$29

		4,546

Consumer Staples — 1.5%
Altria Group
6.200%, 02/14/2059	4	5
5.950%, 02/14/2049	70	88
5.800%, 02/14/2039	90	109
4.800%, 02/14/2029	5	6
4.400%, 02/14/2026	37	41
3.875%, 09/16/2046	20	19
2.450%, 02/04/2032	90	85
2.350%, 05/06/2025	10	10
Anheuser-Busch
4.900%, 02/01/2046	568	721
3.650%, 02/01/2026	20	21
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	10	14
4.500%, 06/01/2050	50	62
4.350%, 06/01/2040	50	59
4.000%, 04/13/2028	20	22
3.500%, 06/01/2030	20	22
BAT Capital
4.540%, 08/15/2047	60	63
3.734%, 09/25/2040	30	29
3.557%, 08/15/2027	40	42
Cargill
1.375%, 07/23/2023 (A)	30	30
Coca-Cola
3.375%, 03/25/2027	20	22
2.600%, 06/01/2050	20	20
1.450%, 06/01/2027	40	40
Constellation Brands
4.750%, 11/15/2024	80	88
Costco Wholesale
1.600%, 04/20/2030	40	39
1.375%, 06/20/2027	70	69
Hershey
0.900%, 06/01/2025	10	10
Kraft Heinz Foods
5.500%, 06/01/2050	10	14
5.200%, 07/15/2045	20	25
4.875%, 10/01/2049	20	25
4.375%, 06/01/2046	10	12
4.250%, 03/01/2031	10	11
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	10	11
Mars
3.200%, 04/01/2030 (A)	10	11
2.700%, 04/01/2025 (A)	30	31

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mondelez International
1.500%, 05/04/2025	$70	$70
PepsiCo
2.875%, 10/15/2049	20	21
1.625%, 05/01/2030	20	19
Philip Morris International
2.500%, 08/22/2022	50	51
2.500%, 11/02/2022	50	51
2.100%, 05/01/2030	20	20
1.125%, 05/01/2023	20	20
Reynolds American
5.850%, 08/15/2045	20	24

		2,152

Energy — 4.6%
Apache
5.350%, 07/01/2049	20	23
4.750%, 04/15/2043	10	11
4.375%, 10/15/2028	130	137
4.250%, 01/15/2044	150	148
BP Capital Markets
3.535%, 11/04/2024	10	11
3.506%, 03/17/2025	100	106
BP Capital Markets America
3.633%, 04/06/2030	20	22
3.588%, 04/14/2027	10	11
3.216%, 11/28/2023	150	156
3.000%, 02/24/2050	50	49
Cameron LNG
3.302%, 01/15/2035 (A)	30	32
2.902%, 07/15/2031 (A)	60	63
Cheniere Energy
4.625%, 10/15/2028	20	21
Cheniere Energy Partners
4.000%, 03/01/2031 (A)	10	10
3.250%, 01/31/2032 (A)	40	39
Chevron
3.078%, 05/11/2050	10	11
2.954%, 05/16/2026	30	32
1.554%, 05/11/2025	50	50
Chevron USA
3.850%, 01/15/2028	30	33
ConocoPhillips
4.300%, 08/15/2028 (A)	130	147
3.750%, 10/01/2027 (A)	20	22
Continental Resources
5.750%, 01/15/2031 (A)	40	47
4.900%, 06/01/2044	10	11
4.500%, 04/15/2023	30	31
4.375%, 01/15/2028	30	32
2.268%, 11/15/2026 (A)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Coterra Energy
4.375%, 03/15/2029 (A)	$160	$178
3.900%, 05/15/2027 (A)	80	87
DCP Midstream Operating
6.450%, 11/03/2036 (A)	10	13
Devon Energy
8.250%, 08/01/2023 (A)	30	33
5.850%, 12/15/2025	30	34
5.600%, 07/15/2041	50	63
5.000%, 06/15/2045	140	169
Diamondback Energy
3.500%, 12/01/2029	10	10
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	110	103
4.625%, 11/02/2031	20	19
Energy Transfer
6.750%, VAR US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 5.134% (B)	10	10
6.250%, 04/15/2049	40	52
5.250%, 04/15/2029	30	34
5.000%, 05/15/2050	30	34
4.950%, 06/15/2028	20	23
3.750%, 05/15/2030	110	116
3.450%, 01/15/2023	381	389
2.900%, 05/15/2025	10	10
Enterprise Products Operating
4.850%, 03/15/2044	50	61
4.150%, 10/16/2028	350	394
EOG Resources
4.950%, 04/15/2050	70	95
4.150%, 01/15/2026	20	22
3.900%, 04/01/2035	40	45
Equities
3.900%, 10/01/2027	10	10
3.625%, 05/15/2031 (A)	20	20
3.000%, 10/01/2022	50	50
Exxon Mobil
4.327%, 03/19/2050	30	37
4.114%, 03/01/2046	70	83
3.482%, 03/19/2030	40	44
3.043%, 03/01/2026	40	42
2.992%, 03/19/2025	295	311
1.571%, 04/15/2023	10	10
Halliburton
5.000%, 11/15/2045	40	49
3.800%, 11/15/2025	4	4
Kinder Morgan
5.300%, 12/01/2034	20	24
5.200%, 03/01/2048	10	12
4.300%, 06/01/2025	30	32

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 03/01/2028	$110	$122
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	43
3.500%, 09/01/2023	30	31
MEG Energy
5.875%, 02/01/2029 (A)	10	10
MPLX
5.500%, 02/15/2049	30	38
4.875%, 06/01/2025	110	120
4.800%, 02/15/2029	80	91
4.700%, 04/15/2048	60	69
4.500%, 04/15/2038	10	11
Occidental Petroleum
7.875%, 09/15/2031	10	13
7.500%, 05/01/2031	60	76
6.950%, 07/01/2024	10	11
6.200%, 03/15/2040	75	89
5.550%, 03/15/2026	30	32
4.863%, 10/10/2036 (C)	1,026	557
4.625%, 06/15/2045	20	20
4.400%, 04/15/2046	10	10
4.400%, 08/15/2049	70	69
4.100%, 02/15/2047	70	67
3.500%, 08/15/2029	20	20
3.400%, 04/15/2026	20	20
3.200%, 08/15/2026	30	29
3.000%, 02/15/2027	20	19
Pertamina Persero
6.000%, 05/03/2042 (A)	200	244
Petrobras Global Finance BV
7.375%, 01/17/2027	410	471
6.850%, 06/05/2115	50	48
5.750%, 02/01/2029	50	53
Petroleos Mexicanos
6.625%, 06/15/2035	100	92
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	21
Phillips 66 Partners
3.605%, 02/15/2025	95	101
3.550%, 10/01/2026	232	248
Pioneer Natural Resources
2.150%, 01/15/2031	40	38
1.125%, 01/15/2026	10	10
Qatar Energy
3.125%, 07/12/2041 (A)	200	200
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	8	8
4.875%, 05/15/2025	30	31
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	33
3.900%, 05/17/2028 (A)	471	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
4.375%, 05/11/2045	$50	$61
4.000%, 05/10/2046	50	59
3.250%, 04/06/2050	50	54
2.875%, 05/10/2026	60	64
2.750%, 04/06/2030	20	21
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	215
Targa Resources Partners
5.500%, 03/01/2030	20	22
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	30	32
Tennessee Gas Pipeline
2.900%, 03/01/2030 (A)	30	30
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	61
Western Midstream Operating
6.500%, 02/01/2050	20	23
5.300%, 02/01/2030	100	108
4.500%, 03/01/2028	10	11
4.350%, 02/01/2025	30	31
2.222%, VAR ICE LIBOR USD 3 Month + 2.100%, 01/13/2023	10	10
Williams
7.750%, 06/15/2031	140	192
7.500%, 01/15/2031	10	14
3.700%, 01/15/2023	20	20

		8,728

Financials — 10.3%
AIA Group MTN
3.200%, 03/11/2025 (A)	270	283
Ambac Assurance
5.100% (A)(B)	–	–
American International Group
3.750%, 07/10/2025	40	43
2.500%, 06/30/2025	464	480
Aviation Capital Group
1.950%, 01/30/2026 (A)	301	295
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month + 1.040%, 12/20/2028	42	45
3.311%, VAR US SOFR+ 1.580%, 04/22/2042	185	196
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	99	101
2.592%, VAR US SOFR+ 2.150%, 04/29/2031	90	91
2.572%, VAR US SOFR+ 1.210%, 10/20/2032	60	60
Bank of America MTN
5.000%, 01/21/2044	20	26

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 03/03/2026	$10	$1	1
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	478	598
4.250%, 10/22/2026	50	55
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	110	134
4.000%, 01/22/2025	300	321
3.970%, VAR ICE LIBOR USD 3 Month + 1.070%, 03/05/2029	150	165
3.593%, VAR ICE LIBOR USD 3 Month + 1.370%, 07/21/2028	90	97
3.550%, VAR ICE LIBOR USD 3 Month + 0.780%, 03/05/2024	70	72
3.500%, 04/19/2026	224	241
Bank of Montreal MTN
1.850%, 05/01/2025	70	71
Bank of New York Mellon MTN
1.600%, 04/24/2025	20	20
Bank of Nova Scotia
1.300%, 06/11/2025	40	40
Barclays
5.088%, VAR ICE LIBOR USD 3 Month + 3.054%, 06/20/2030	200	227
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month + 1.902%, 05/16/2029	200	229
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	118	174
5.000%, 06/15/2044 (A)	200	262
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)	200	214
4.400%, 08/14/2028 (A)	200	226
Brighthouse Financial
4.700%, 06/22/2047	3	3
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	40
Capital One Financial
3.900%, 01/29/2024	700	739
Citigroup
8.125%, 07/15/2039	60	103
4.650%, 07/23/2048	180	236
4.450%, 09/29/2027	90	100
4.412%, VAR US SOFR+ 3.914%, 03/31/2031	233	266
4.125%, 07/25/2028	90	99
3.980%, VAR ICE LIBOR USD 3 Month + 1.338%, 03/20/2030	110	122
3.700%, 01/12/2026	100	108
3.520%, VAR ICE LIBOR USD 3 Month + 1.151%, 10/27/2028	148	159
3.400%, 05/01/2026	510	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.106%, VAR US SOFR+ 2.842%, 04/08/2026	$30	$3	1
2.572%, VAR US SOFR+ 2.107%, 06/03/2031	10	10
1.678%, VAR US SOFR+ 1.667%, 05/15/2024	40	40
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	272
3.875%, 09/26/2023 (A)	392	413
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr + 6.185% (A)(B)	260	306
Credit Suisse Group
4.550%, 04/17/2026	250	276
4.194%, VAR US SOFR+ 3.730%, 04/01/2031 (A)	250	275
1.305%, VAR US SOFR+ 0.980%, 02/02/2027 (A)	250	242
Danske Bank
5.000%, 01/12/2022 (A)	200	201
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	390	415
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	10	10
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	200	203
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	214
JPMorgan Chase
4.950%, 06/01/2045	100	133
4.493%, VAR US SOFR+ 3.790%, 03/24/2031	298	344
4.203%, VAR ICE LIBOR USD 3 Month + 1.260%, 07/23/2029	590	660
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/2024	200	211
3.509%, VAR ICE LIBOR USD 3 Month + 0.945%, 01/23/2029	210	226
3.109%, VAR US SOFR+ 2.440%, 04/22/2051	10	11
2.522%, VAR US SOFR+ 2.040%, 04/22/2031	130	131
2.083%, VAR US SOFR+ 1.850%, 04/22/2026	60	61
1.514%, VAR US SOFR+ 1.455%, 06/01/2024	100	101
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	278
KKR Group Finance VIII
3.500%, 08/25/2050 (A)	137	147
Liberty Mutual Group
4.569%, 02/01/2029 (A)	349	405

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 06/15/2023 (A)	$90	$94
Lincoln National
3.400%, 01/15/2031	209	226
Lloyds Banking Group
4.375%, 03/22/2028	200	225
3.900%, 03/12/2024	536	569
2.858%, VAR ICE LIBOR USD 3 Month + 1.249%, 03/17/2023	200	201
Macquarie Group
1.340%, VAR US SOFR+ 1.069%, 01/12/2027 (A)	302	295
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month + 1.330%, 03/27/2024 (A)	471	490
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	144	154
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	267	327
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Moody’s
3.250%, 05/20/2050	235	251
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month + 0.847%, 04/24/2024	40	42
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/24/2029	90	98
3.622%, VAR US SOFR+ 3.120%, 04/01/2031	384	419
3.125%, 07/27/2026	450	477
2.188%, VAR US SOFR+ 1.990%, 04/28/2026	100	102
National Securities Clearing
1.500%, 04/23/2025 (A)	250	252
Natwest Group
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.550%, 05/22/2028	200	208
New York Life Global Funding
0.950%, 06/24/2025 (A)	30	30
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	4	4
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	225	242
Principal Life Global Funding II
1.250%, 06/23/2025 (A)	10	10
Royal Bank of Canada MTN
1.600%, 04/17/2023	60	61
1.150%, 06/10/2025	40	40
Santander Holdings USA
4.500%, 07/17/2025	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
State Street
3.152%, VAR US SOFR+ 2.650%, 03/30/2031	$110	$119
2.901%, VAR US SOFR+ 2.600%, 03/30/2026	95	100
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	90	118
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	30	30
0.750%, 06/12/2023	80	80
UBS MTN
4.500%, 06/26/2048 (A)	200	265
UBS Group
1.364%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 01/30/2027 (A)	200	196
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	449	492
US Bancorp
1.450%, 05/12/2025	30	30
WEA Finance
3.750%, 09/17/2024 (A)	200	211

		19,406

Health Care — 1.3%
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	30	33
3.350%, 12/01/2024	20	21
2.950%, 12/01/2022	50	51
Cigna
4.800%, 08/15/2038	100	123
4.375%, 10/15/2028	160	181
4.125%, 11/15/2025	377	412
3.750%, 07/15/2023	14	15
3.400%, 03/01/2027	441	473
CVS Health
5.125%, 07/20/2045	60	78
5.050%, 03/25/2048	90	119
4.300%, 03/25/2028	30	34
4.250%, 04/01/2050	70	85
4.125%, 04/01/2040	10	11
3.875%, 07/20/2025	18	19
3.750%, 04/01/2030	30	33
3.625%, 04/01/2027	30	33
2.125%, 09/15/2031	30	29
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	357	446
6.036%, 12/10/2028	181	209

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	$50	$54
Humana
4.500%, 04/01/2025	10	11
Medtronic
3.500%, 03/15/2025	16	17
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	428
SSM Health Care
3.688%, 06/01/2023	248	256

		3,181

Industrials — 3.1%
3M
3.700%, 04/15/2050	100	118
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	420
2.450%, 10/29/2026	150	150
Air Canada Pass-Through Trust, Ser 2015-1,Cl A
3.600%, 03/15/2027 (A)	221	225
Air Lease
3.375%, 07/01/2025	20	21
Canadian National Railway
3.650%, 02/03/2048	151	174
Canadian Pacific Railway
6.125%, 09/15/2115	167	253
Carrier Global
2.700%, 02/15/2031	10	10
Cintas No. 2
3.700%, 04/01/2027	30	33
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust,Ser 2012-2, Cl A
4.000%, 10/29/2024	143	149
CSX
3.800%, 04/15/2050	331	387
Deere
3.750%, 04/15/2050	40	48
3.100%, 04/15/2030	10	11
Delta Air Lines
7.375%, 01/15/2026	30	35
7.000%, 05/01/2025 (A)	190	218
4.750%, 10/20/2028 (A)	30	33
4.500%, 10/20/2025 (A)	30	31
3.625%, 03/15/2022	20	20
2.900%, 10/28/2024	40	40
Delta Air Lines Pass-Through Trust,Ser 2020-1AA
2.000%, 06/10/2028	160	158
Eaton
4.150%, 11/02/2042	70	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FedEx
5.250%, 05/15/2050	$88	$119
4.050%, 02/15/2048	237	270
Ferguson Finance
4.500%, 10/24/2028 (A)	394	454
3.250%, 06/02/2030 (A)	230	244
GFL Environmental
4.250%, 06/01/2025 (A)	20	20
International Lease Finance
5.875%, 08/15/2022	50	52
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	40	43
Norfolk Southern
4.837%, 10/01/2041	200	253
Penske Truck Leasing LP
3.900%, 02/01/2024 (A)	457	481
Republic Services
2.500%, 08/15/2024	20	21
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	167	170
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	24	26
United Airlines 4.625%, 04/15/2029 (A)	30	30
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	538	566
United Parcel Service
5.300%, 04/01/2050	66	98
United Rentals North America
3.875%, 02/15/2031	100	100
Verisk Analytics
3.625%, 05/15/2050	202	223

		5,807

Information Technology — 1.4%
Apple
3.850%, 08/04/2046	156	186
3.200%, 05/13/2025	80	85
1.125%, 05/11/2025	40	40
Broadcom
4.750%, 04/15/2029	253	287
4.110%, 09/15/2028	237	259
3.137%, 11/15/2035 (A)	150	148
1.950%, 02/15/2028 (A)	139	136
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	292
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	71
Lam Research
2.875%, 06/15/2050	92	94

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mastercard
3.850%, 03/26/2050	$10	$12
NVIDIA
3.700%, 04/01/2060	50	60
3.500%, 04/01/2040	70	79
3.500%, 04/01/2050	70	81
2.850%, 04/01/2030	20	21
NXP BV
4.625%, 06/01/2023 (A)	215	226
2.700%, 05/01/2025 (A)	30	31
PayPal Holdings
1.650%, 06/01/2025	30	30
1.350%, 06/01/2023	30	30
Prosus MTN
3.061%, 07/13/2031 (A)	200	193
salesforce.com
3.250%, 04/11/2023	40	41
Sprint Capital
8.750%, 03/15/2032	10	15
Texas Instruments
1.750%, 05/04/2030	20	20
Visa
4.300%, 12/14/2045	50	63
3.150%, 12/14/2025	70	75
2.050%, 04/15/2030	20	20

		2,595

Materials — 0.6%
Anglo American Capital
3.625%, 09/11/2024 (A)	200	211
Ball
3.125%, 09/15/2031	20	19
Barrick North America Finance
5.700%, 05/30/2041	60	82
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)	200	217
Freeport-McMoRan
5.450%, 03/15/2043	60	74
4.625%, 08/01/2030	10	11
4.550%, 11/14/2024	10	11
Glencore Funding
4.125%, 05/30/2023 (A)	70	73
4.000%, 03/27/2027 (A)	140	151
Southern Copper
5.250%, 11/08/2042	120	149
Suzano Austria GmbH
3.750%, 01/15/2031	90	88
3.125%, 01/15/2032	20	19
Vale Overseas
6.875%, 11/21/2036	10	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WestRock RKT
4.000%, 03/01/2023	$10	$10

		1,128

Real Estate — 0.6%
Digital Realty Trust
4.750%, 10/01/2025	145	162
3.700%, 08/15/2027	233	254
3.600%, 07/01/2029	78	85
Federal Realty Investment Trust
1.250%, 02/15/2026	233	229
Simon Property Group
1.750%, 02/01/2028	501	491

		1,221

Utilities — 2.3%
Aquarion
4.000%, 08/15/2024 (A)	192	204
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	745
Consolidated Edison of New York
3.950%, 04/01/2050	20	23
3.350%, 04/01/2030	20	22
Duke Energy Carolinas
3.950%, 03/15/2048	98	115
Duke Energy Florida
3.200%, 01/15/2027	230	246
Duke Energy Ohio
3.650%, 02/01/2029	50	55
Eversource Energy
3.150%, 01/15/2025	111	116
Exelon
5.625%, 06/15/2035	60	77
5.100%, 06/15/2045	328	433
4.700%, 04/15/2050	69	89
FirstEnergy
7.375%, 11/15/2031	270	361
5.350%, 07/15/2047	100	119
4.400%, 07/15/2027	50	53
1.600%, 01/15/2026	20	20
Interstate Power and Light
2.300%, 06/01/2030	295	295
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	315
NSTAR Electric
3.950%, 04/01/2030	230	260
Pacific Gas and Electric
3.300%, 08/01/2040	10	9
2.500%, 02/01/2031	20	19
2.100%, 08/01/2027	20	19
1.750%, 06/16/2022	60	60

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern
3.250%, 07/01/2026	$415	$440
Virginia Electric & Power
3.150%, 01/15/2026	124	131
Xcel Energy
3.400%, 06/01/2030	188	203

		4,429

Total Corporate Obligations
(Cost $55,521) ($ Thousands)		58,818

MORTGAGE-BACKED SECURITIES — 27.4%

Agency Mortgage-Backed Obligations — 19.6%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	391	456
5.500%, 04/01/2030	118	131
5.000%, 06/01/2041 to 01/01/2049	304	337
4.500%, 06/01/2038 to 10/01/2048	585	645
4.000%, 07/01/2037 to 06/01/2048	810	880
3.500%, 04/01/2033 to 03/01/2050	1,907	2,022
3.000%, 09/01/2036 to 09/01/2050	3,006	3,173
2.500%, 01/01/2050 to 07/01/2051	2,044	2,103
2.000%, 09/01/2041 to 05/01/2051	1,668	1,681
FHLMC ARM
3.090%, VAR ICE LIBOR USD 12 Month + 1.622%, 02/01/2050	108	111
3.016%, VAR ICE LIBOR USD 12 Month + 1.628%, 11/01/2048	76	79
2.875%, VAR ICE LIBOR USD 12 Month + 1.620%, 11/01/2047	87	90
2.749%, VAR ICE LIBOR USD 12 Month + 1.648%, 01/01/2049	178	184
1.921%, VAR ICE LIBOR USD 12 Month + 1.596%, 06/01/2047	173	179
1.917%, VAR ICE LIBOR USD 12 Month + 1.626%, 10/01/2046	348	361
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.756%, 02/15/2038(D)	30	2
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.620%, 04/15/2041(D)	132	7
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.754%, 11/15/2038(D)	132	7
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	20	21
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050(D)	90	13
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050(D)	93	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.410%, 07/25/2035(D)	$240	$35
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.706%, 12/25/2035(D)	2,114	137
FHLMC STACR Debt Notes, Ser 2016-DNA2, Cl M3
4.742%, VAR ICE LIBOR USD 1 Month + 4.650%, 10/25/2028	193	200
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.792%, VAR ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(A)	111	112
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl B1
2.392%, VAR ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)	180	179
FNMA
5.000%, 10/01/2048 to 08/01/2049	54	59
4.500%, 07/01/2033 to 01/01/2059	2,305	2,525
4.000%, 01/01/2037 to 06/01/2057	2,717	2,938
3.500%, 12/01/2034 to 04/01/2050	2,845	3,041
3.160%, 05/01/2029	19	21
3.000%, 11/01/2034 to 09/01/2051	3,705	3,897
2.810%, 04/01/2025	40	42
2.790%, 08/01/2029	100	108
2.500%, 08/01/2035 to 10/01/2051	2,957	3,057
2.260%, 04/01/2030	97	101
2.000%, 08/01/2050 to 09/01/2051	2,557	2,565
FNMA ARM
2.609%, VAR ICE LIBOR USD 12 Month + 1.590%, 04/01/2047	218	226
FNMA CMO, Ser 2015-55, Cl IO, IO
1.434%, 08/25/2055(D)	132	5
FNMA CMO, Ser 2015-56, Cl AS, IO
6.058%, VAR ICE LIBOR USD 1 Month + 6.150%, 08/25/2045(D)	154	36
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051(D)	191	25
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
2.692%, VAR ICE LIBOR USD 1 Month + 2.600%, 05/25/2024	117	118
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.342%, VAR ICE LIBOR USD 1 Month + 4.250%, 01/25/2029	32	33
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.092%, VAR ICE LIBOR USD 1 Month + 3.000%, 10/25/2029	184	188

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.442%, VAR ICE LIBOR USD 1 Month + 2.350%, 01/25/2031	$192	$194
FNMA TBA
2.500%, 12/01/2042 to 01/15/2051	500	512
2.000%, 01/15/2051	400	399
1.500%, 01/15/2036	400	401
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039(D)	235	239
GNMA
4.500%, 01/15/2042 to 02/20/2050	1,018	1,116
4.000%, 08/15/2045 to 04/20/2050	488	531
3.500%, 04/20/2046 to 09/20/2048	458	487
3.000%, 09/15/2042 to 04/20/2048	465	484
2.500%, 09/20/2051	166	171
2.000%, 12/20/2050	1	1
GNMA CMO, Ser 2007-51, Cl SG, IO
6.489%, VAR ICE LIBOR USD 1 Month + 6.580%, 08/20/2037(D)	8	1
GNMA CMO, Ser 2012-34, Cl SA, IO
5.959%, VAR ICE LIBOR USD 1 Month + 6.050%, 03/20/2042(D)	88	19
GNMA CMO, Ser 2012-43, Cl SN, IO
6.511%, VAR ICE LIBOR USD 1 Month + 6.600%, 04/16/2042(D)	74	16
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.755%, VAR ICE LIBOR USD 1 Month 0.000%, 10/20/2062(D)	55	2
GNMA CMO, Ser 2014-118, Cl HS, IO
6.109%, VAR ICE LIBOR USD 1 Month + 6.200%, 08/20/2044(D)	149	32
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050(D)	92	12
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050(D)	93	12
GNMA CMO, Ser 2020-H09, Cl FL
1.241%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/20/2070	85	89
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	17	17
GNMA, Ser 2020-178, Cl IO, IO
1.413%, 10/16/2060(D)	1,198	125

		37,002

Non-Agency Mortgage-Backed Obligations – 7.8%
BANK, Ser 2017-BNK8, Cl XA, IO
0.863%, 11/15/2050(D)	1,630	61
BANK, Ser 2021-BN36, Cl A5
2.470%, 09/15/2064	379	388

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033(A)(D)	$140	$140
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	183	193
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	396
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	471
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.010%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)	414	414
BX Commercial Mortgage Trust, Ser 2021- VOLT, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)	287	286
BXP Trust, Ser 2017-CQHP, Cl A
0.940%, VAR ICE LIBOR USD 1 Month + 0.850%, 11/15/2034(A)	190	189
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.362%, VAR ICE LIBOR USD 1 Month + 0.270%, 05/25/2035(A)	55	55
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.614%, 05/25/2035(A)(D)	190	170
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050(A)(D)	152	153
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(A)	100	102
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	58	59
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048(D)	90	96
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	446
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.740%, VAR ICE LIBOR USD 1 Month + 2.650%, 05/15/2036(A)	190	189
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(D)	210	219
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039(A)	100	101
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	179	182

10	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2020-FACT, Cl F
6.247%, VAR ICE LIBOR USD 1 Month + 6.157%, 10/15/2037(A)	$250	$255
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(D)	50	51
Flagstar Mortgage Trust, Ser 2021-6INV, Cl A4
2.500%, 08/25/2051(A)(D)	622	624
Flagstar Mortgage Trust, Ser 2021-8INV, Cl A3
2.500%, 09/25/2051(A)(D)	274	277
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
1.640%, VAR ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(A)	183	166
GS Mortgage Securities Trust, Ser 2006- GG8, Cl AJ
5.622%, 11/10/2039	65	18
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043(A)	90	90
GS Mortgage Securities Trust, Ser 2012- GCJ7, Cl A4
3.377%, 05/10/2045	71	71
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
2.840%, VAR ICE LIBOR USD 1 Month + 2.750%, 09/15/2031(A)	183	148
GS Mortgage Securities Trust, Ser 2020- GSA2, Cl AAB
1.662%, 12/12/2053	260	258
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.965%, 10/25/2050(A)(D)	175	177
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A2
2.500%, 06/25/2051(A)(D)	320	321
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.737%, VAR ICE LIBOR USD 1 Month + 0.430%, 05/25/2035	31	31
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
1.742%, VAR ICE LIBOR USD 1 Month + 1.650%, 08/25/2036	118	120
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.991%, 10/15/2050(D)	1,396	56
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	124	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	$81	$82
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
4.660%, VAR ICE LIBOR USD 1 Month + 3.160%, 06/15/2035(A)	250	63
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
2.940%, VAR ICE LIBOR USD 1 Month + 2.850%, 12/15/2036(A)	170	158
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	103	95
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(D)	24	24
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(D)	100	101
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/01/2051(A)(D)	352	354
KKR Industrial Portfolio Trust, Ser 2021- KDIP, Cl A
0.640%, VAR ICE LIBOR USD 1 Month + 0.550%, 12/15/2037(A)	210	208
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(D)	143	145
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	345	352
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.282%, 07/15/2050(D)	100	107
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	299
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.470%, 12/12/2049(D)	22	9
Morgan Stanley Capital I Trust, Ser 2018- H4, Cl A4
4.310%, 12/15/2051	313	357
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.489%, VAR ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(A)	140	138
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(D)	110	114

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036(A)	$110	$111
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(D)	216	233
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(D)	216	233
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	80	80
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	126	131
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A1
2.633%, 09/25/2059(A)(D)	36	36
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(D)	227	236
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	303	316
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	364	381
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	197	198
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	165	165
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	250	250
Sequoia Mortgage Trust, Ser 2020-1, Cl A4
3.500%, 02/25/2050(A)(D)	7	7
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(D)	363	365
SREIT Trust, Ser 2021-MFP2, Cl A
0.922%, VAR ICE LIBOR USD 1 Month + 0.822%, 11/15/2036(A)	110	109
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%, 05/10/2045	209	209
UBS Commercial Mortgage Trust, Ser 2018- C13, Cl ASB
4.241%, 10/15/2051	532	582

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
0.552%, VAR ICE LIBOR USD 1 Month + 0.460%, 04/25/2045	$143	$141
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(D)	270	286
Wells Fargo Commercial Mortgage Trust, Ser 2021-C59, Cl A5
2.626%, 04/15/2054	475	492
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	442	464

		14,729

Total Mortgage-Backed Securities (Cost $51,723) ($ Thousands)		51,731

U.S. TREASURY OBLIGATIONS – 24.9%
U.S. Treasury Bills
0.064%, 08/11/2022 (C)	230	230
0.052%, 03/03/2022 (C)	1,230	1,230
0.050%, 03/17/2022 (C)	550	550
0.046%, 02/24/2022 (C)	250	250
0.045%, 12/09/2021 (C)	920	920
U.S. Treasury Bond STRIPS
2.391%, 05/15/2049 (C)	410	251
U.S. Treasury Bonds
3.750%, 11/15/2043	950	1,275
3.125%, 05/15/2048	620	793
2.875%, 08/15/2045	70	84
2.750%, 08/15/2047	970	1,155
2.375%, 05/15/2051	620	703
2.250%, 05/15/2041	10	11
2.250%, 08/15/2049	120	132
2.000%, 11/15/2041	260	266
2.000%, 02/15/2050	330	345
2.000%, 08/15/2051	698	731
1.875%, 02/15/2051	5,353	5,442
1.875%, 11/15/2051	200	204
1.750%, 08/15/2041	1,195	1,173
1.625%, 11/15/2050	2,680	2,570
1.375%, 08/15/2050	3,706	3,344
1.250%, 05/15/2050	1,490	1,303
1.125%, 08/15/2040	4,595	4,063
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/2049	113	163
0.125%, 01/15/2030	416	463
U.S. Treasury Notes
1.625%, 05/15/2031	1,870	1,906

12	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 10/31/2028	$560	$560
1.250%, 03/31/2028	580	578
1.250%, 04/30/2028	810	806
1.250%, 05/31/2028	640	637
1.250%, 06/30/2028	320	318
1.250%, 09/30/2028	1,380	1,370
1.250%, 08/15/2031	4,041	3,976
1.125%, 10/31/2026	1,400	1,398
1.125%, 08/31/2028	430	423
1.125%, 02/15/2031	1,274	1,244
1.000%, 07/31/2028	640	626
0.750%, 04/30/2026	900	886
0.625%, 07/31/2026	3,567	3,484
0.375%, 08/15/2024	616	610
0.375%, 01/31/2026	180	175
0.250%, 05/31/2025	40	39
0.250%, 06/30/2025	250	244
0.250%, 08/31/2025	140	136
0.250%, 10/31/2025	100	97

Total U.S. Treasury Obligations (Cost $46,041) ($ Thousands)		47,164

ASSET-BACKED SECURITIES — 7.6%
Automotive — 0.9%
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (A)	130	128
Ford Credit Auto Lease Trust, Ser 2020-A, CI A3
1.850%, 03/15/2023	150	150
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	400	409
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/2033 (A)	254	252
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	169
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (A)	100	99
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (A)	456	449

		1,656

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related Securities — 0.4%

Asset-Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
0.232%, VAR ICE LIBOR USD 1 Month + 0.140%, 12/25/2036	$145	$142
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	56	56
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
0.947%, VAR ICE LIBOR USD 1 Month + 0.855%, 08/25/2034	253	252
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 08/25/2034	168	166
Option One Mortgage Loan Trust, Ser 2007- FXD1, Cl 3A4
5.860%, 01/25/2037	75	76

		692

Other Asset-Backed Securities — 6.3%
AMSR Trust, Ser 2021-SFR3, Cl A
1.476%, 10/17/2038 (A)	300	295
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (A)	139	140

BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	42
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (A)	34	34
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (A)	173	173
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
1.592%, VAR ICE LIBOR USD 1 Month + 1.500%, 10/25/2037 (A)	120	122
College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (A)	150	151
Corevest American Finance Trust, Ser 2021- 1, Cl A
1.569%, 04/15/2053 (A)	363	356
DB Master Finance, Ser 2021-1A, Cl A23
2.791%, 11/20/2051 (A)	478	481
DLLAA, Ser 2021-1A, Cl A3
0.670%, 04/17/2026 (A)	487	483
Domino’s Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (A)	366	368
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A2
0.212%, VAR ICE LIBOR USD 1 Month + 0.120%, 11/25/2036	83	80

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.252%, VAR ICE LIBOR USD 1 Month + 0.160%, 11/25/2036	$110	$109
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (A)	–	–
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	251	246
Home Partners of America Trust, Ser 2021- 2, Cl A
1.901%, 12/17/2026 (A)	322	323
JPMorgan Mortgage Acquisition, Ser 2005- OPT2, Cl M4
1.022%, VAR ICE LIBOR USD 1 Month + 0.930%, 12/25/2035	180	180
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.022%, VAR ICE LIBOR USD 1 Month + 0.930%, 07/25/2035	264	263
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
0.452%, VAR ICE LIBOR USD 1 Month + 0.360%, 01/26/2032	250	205
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.442%, VAR ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)	163	168
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (A)	347	349
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (A)	468	468
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A2
1.930%, 01/20/2051 (A)	461	458
Palmer Square CLO, Ser 2021-2A, Cl A1A3
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (A)	330	330
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (A)	351	354
RAMP Trust, Ser 2006-RZ3, Cl M1
0.442%, VAR ICE LIBOR USD 1 Month + 0.350%, 08/25/2036	357	354
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (A)	170	178
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	466	461
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.786%, VAR ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)	130	130

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (A)	$47	$48
Sofi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	12	12
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (A)	159	163
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.812%, VAR ICE LIBOR USD 1 Month + 0.720%, 11/25/2033	164	161
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.512%, VAR ICE LIBOR USD 1 Month + 0.420%, 02/25/2037	190	187
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	283	280
Tricon American Homes Trust, Ser 2020- SFR2, Cl A
1.482%, 11/17/2039 (A)	255	247
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	51	55
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	234	247
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	111	117
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	446	468
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	365	384
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	120	126
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	218	229
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	226	238
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	345	366
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	205	222

14	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	$24	$26
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	26	28
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (A)	262	268
Vantage Data Centers, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (A)	387	379
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	236	238
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	143	148

		11,938

Total Asset-Backed Securities (Cost $14,313) ($ Thousands)		14,286

LOAN PARTICIPATIONS — 2.8%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.841%, VAR LIBOR + 1.750%, 11/19/2026	71	69
Air Canada, 1st Lien
4.250%, 08/11/2028	30	30
Ali Group, Term Loan B, 1st Lien
0.000%, 10/13/2028 (E)	70	69
Allied Universal Holdco LLC, Initial Term Loan, 1st Lien
4.250%, 05/12/2028	98	97
Amwins Group Inc, 1st Lien
3.000%, 02/19/2028	34	33
Amwins Group Inc., Term Loan, 1st Lien
3.000%, 02/19/2028	6	6
APi Group, Term Loan B, 1st Lien
2.590%, 10/01/2026	95	95
Asplundh Tree Expert, LLC, 1st Lien
1.841%, 09/07/2027	30	29
Asurion LLC, B-8 Term Loan, 1st Lien
3.340%, 12/23/2026	44	44
Asurion LLC, B-9 Term Loan, 1st Lien
3.341%, 07/31/2027	30	29
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.091%, VAR LIBOR + 3.000%, 11/03/2024	49	48

Description	Face Amount (Thousands)	Market Value ($Thousands)
LOAN PARTICIPATIONS (continued)
Athenahealth Inc, Term B-1 Loan, 1st Lien
4.400%, 02/11/2026	$127	$127
4.339%, 02/11/2026	—	—
Bass Pro Group, Term Loan B, 1st Lien
5.000%, 03/06/2028	30	30
Berry Global, Inc., 1st Lien
1.864%, 07/01/2026	51	50
Brightspring Health, Cov-Lite, 1st Lien
3.589%, 03/05/2026	40	39
Brightview Landscapes, LLC, Initial Term Loan (2018), 1st Lien
2.625%, VAR LIBOR + 2.500%, 08/15/2025	19	19
Brookfield Wec Holdings Inc., Initial Term Loan, 1st Lien
3.250%, 08/01/2025 (D)	20	20
Brown Group Holdings, LLC, Intitial Term Loan, 1st Lien
3.250%, 06/07/2028	40	40
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.840%, VAR LIBOR + 2.750%, 12/23/2024	66	66
Caesars Resort Collection, LLC, 1st Lien
3.590%, 07/21/2025	50	49
Castlelake Avia, 1st Lien
3.250%, 10/08/2026	90	89
Change Healthcare Holdings, 1st Lien
3.500%, 03/01/2024	3	3
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month
+ 2.500%, 03/01/2024	100	99
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.850%, 02/01/2027	10	10
Charter Communications, Term Loan, 1st Lien
1.850%, 04/30/2025	115	115
Citadel Securities, 1st Lien
2.591%, 02/02/2028	50	49
Clarios Global, 1st Lien
3.340%, 04/30/2026	86	85
Cloudera, Inc., 1st Lien
4.250%, 10/08/2028	30	30
CSC Holdings, LLC, 1st Lien
2.339%, 01/15/2026	10	10

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

LOAN PARTICIPATIONS (continued)
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
2.589%, VAR LIBOR + 2.500%, 04/15/2027	$10	$10
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.090%, VAR LIBOR + 4.000%, 10/16/2026	108	108
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
4.751%, 04/09/2027	79	79
Energizer Holdings, 1st Lien
2.750%, 12/22/2027	20	20
Entain PLC, Facility B, 1st Lien
3.000%, 03/29/2027	20	20
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.592%, VAR LIBOR + 2.500%, 11/18/2024	23	23
Eyecare Partners, LLC, Term Loan, 1st Lien
3.882%, 02/18/2027	30	29
First Eagles Holdings, Inc., Term Loan
2.632%, 02/01/2027	19	19
Fleetcor Technologies Operating Company LLC, 1st Lien
1.840%, 04/28/2028	30	30
Focus Financial Partners, LLC, Term Loan 1st Lien
2.090%, 07/03/2024	49	48
Froneri International Limited, Facility B2, 1st Lien
2.340%, VAR LIBOR + 2.250%, 01/29/2027	39	38
Garda World Security Corp, Term Loan B, 1st Lien
4.350%, 10/30/2026	14	14
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.132%, VAR LIBOR + 2.000%, 12/30/2026	108	107
GFL Environmental, Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025 (D)	9	9
Global Medical, Term Loan B, 1st Lien
5.250%, 10/02/2025	87	87
Go Daddy Operating Company LLC, Tranche B-1 Term Loan, 1st Lien
1.840%, 02/15/2024 (D)	15	15
Go Daddy, Tranche B-L Loan, 1st Lien
1.840%, 02/15/2024 (D)	5	5

Description	Face Amount (Thousands)	Market Value ($Thousands)

LOAN PARTICIPATIONS (continued)
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
3.250%, VAR LIBOR + 0.070%, 10/04/2023	$3	$3
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.076%, VAR LIBOR + 2.000%, 11/15/2027	98	96
Harbor Freight Tools, Cov-Lite, Term Loan B, 1st Lien
3.250%, 10/19/2027	40	39
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.842%, VAR LIBOR + 1.750%, 06/22/2026	112	111
Horizon Therapeutics, 1st Lien
2.500%, 03/15/2028	50	49
Hudson River, 1st Lien
3.090%, 03/20/2028	40	39
Icon, Cov-Lite, Term Loan B, 1st Lien
3.000%, 07/03/2028	16	16
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.090%, VAR LIBOR + 3.000%, 05/01/2026	65	64
Ineos Styrolution Group, Tranche B Dollar Term Loan, 1st Lien
3.250%, 01/29/2026	40	40
Intrawest, Term Loan B-1, 2nd Lien
2.840%, VAR LIBOR + 2.750%, 07/31/2024	39	39
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.840%, 01/26/2028	51	51
0.000%, 01/26/2028 (E)	7	7
Jazz Pharmaceuticals, Inc., 1st Lien
4.000%, 05/05/2028	90	90
Level 3 Financing, Inc., Tranche B Loan, 1st Lien
1.841%, VAR LIBOR + 1.750%, 03/01/2027	85	83
LifePoint Health, Term Loan, 1st Lien
3.842%, 11/16/2025	55	54
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.840%, VAR LIBOR + 2.500%, 06/21/2024	1	1
McAfee, 1st Lien
5.750%, 07/27/2028	120	118
Michaels Stores Inc., 1st Lien
5.000%, 04/15/2028	30	30

16	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Milano Acquistion, Term B Loan, 1st Lien
4.750%, 10/01/2027	$90	$89
Mozart Debt Merger, 1st Lien
3.750%, 09/30/2028	70	70
MSG National, 1st Lien
3.000%, 07/03/2028	64	64
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.586%, 09/18/2026 (D)	114	113
Numericable U.S. LLC, USD TLB-12 Term Loan, 1st Lien
3.814%, VAR LIBOR + 3.688%, 01/31/2026	39	38
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.590%, VAR LIBOR + 2.500%, 05/29/2026	34	34
Peraton Corp, 1st Lien
4.501%, 02/01/2028	90	89
Petco Health & Wellness, Tem Loan B, 1st Lien
4.000%, 03/03/2028	50	49
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.342%, VAR LIBOR + 3.250%, 03/05/2026	59	58
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1st Lien
2.090%, 08/04/2028	140	139
PPD Inc., Initial Term Loan, 1st Lien
2.500%, 01/13/2028	100	99
Prime Security Services Borrower, LLC,Refinancing Term B-1 Loan, 1st Lien
3.500%, 09/23/2026	103	101
Quikrete Holding, Term Loan B, 1st Lien
3.000%, 02/21/2028	30	30
Rackspace Technology Global, Inc. Term B Loan, 1st Lien
3.500%, 02/15/2028	50	49
Realpage Inc, 1st Lien
3.750%, 04/24/2028	80	79
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.841%, VAR LIBOR + 1.750%, 02/04/2027	99	98
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.840%, VAR LIBOR + 2.750%, 08/14/2024	76	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.840%, VAR LIBOR + 2.500%, 06/21/2024	$9	$9
Setanta Aircraft, Term Loan B, 1st Lien
2.140%, 11/02/2028	80	80
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (D)	90	89
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
2.500%, VAR LIBOR + 2.250%, 02/08/2027	50	49
Terrier Media Buyer, Term B Loan, 1st Lien
3.590%, 12/17/2026	39	39
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.841%, VAR LIBOR + 1.750%, 11/16/2026	—	—
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.341%, 12/09/2025	10	10
Triton Water, 1st Lien
4.000%, 03/31/2028	60	60
U.S. Food, 1st Lien
0.000%, 11/17/2028 (E)	25	25
UFC Holdings, LLC, 1st Lien
3.500%, 04/29/2026	26	26
United Airlines Inc., 1st Lien
4.500%, 04/21/2028	70	69
Univision, Cov-Lite, Term Loan B, 1st Lien
4.000%, 03/15/2026	57	57
Verscend, 1st Lien
4.090%, 08/27/2025	50	50
VFH Parent LLC, Initial Term Loan, 1st Lien
3.092%, VAR LIBOR + 3.000%, 03/01/2026	84	84
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
2.589%, VAR LIBOR + 2.500%, 01/31/2028	105	104
XPO Logistics, Inc., Refinancing Term Loan (2018)
1.831%, VAR LIBOR + 0.053%, 02/24/2025	40	40
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.090%, 03/09/2027	60	59
Zebra Buyer LLC, 1st Lien
3.750%, 04/21/2028	31	31

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

LOAN PARTICIPATIONS (continued)
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.589%, VAR LIBOR + 2.500%, 04/30/2028	$80	$79

Total Loan Participations (Cost $5,337) ($ Thousands)		5,304

SOVEREIGN DEBT — 1.9%
Abu Dhabi Government International Bond
2.500%, 10/11/2022(A)	400	407
Argentine Republic Government International Bond
3.500%, 07/09/2022	20	6
1.500%, 07/09/2022	136	38
1.000%, 07/09/2029	14	5
0.750%, 07/09/2023	204	63
Brazilian Government International Bond
4.750%, 01/14/2050	200	172
4.625%, 01/13/2028	290	296
Colombia Government International Bond
5.625%, 02/26/2044	200	197
Egypt Government International Bond
5.577%, 02/21/2023(A)	200	202
Indonesia Government International Bond
4.350%, 01/11/2048	600	673
Mexico Government International Bond
4.600%, 02/10/2048	230	242
Nigeria Government International Bond
MTN
6.500%, 11/28/2027(A)	200	195
Peruvian Government International Bond
6.550%, 03/14/2037	10	13
5.625%, 11/18/2050	90	123
Poland Government International Bond
4.000%, 01/22/2024	110	116
Provincia de Buenos Aires MTN
5.250%, 09/01/2022(A)	217	84
Qatar Government International Bond
4.400%, 04/16/2050(A)	240	294
South Africa Government International Bond
4.300%, 10/12/2028	200	199
Uruguay Government International Bond
4.375%, 01/23/2031	200	230

Total Sovereign Debt (Cost $3,499) ($ Thousands)		3,555

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS — 1.0%

California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	$280	$431

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	192

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/2025	255	255

Illinois — 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	483

Michigan — 0.1%
Michigan State, Finance Authority, RB
2.366%, 09/01/2049 (F)	220	225

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	342

Total Municipal Bonds (Cost $1,758) ($ Thousands)		1,928

	Shares

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,563,443	8,563

Total Cash Equivalent (Cost $8,563) ($ Thousands)		8,563

Total Investments in Securities – 101.2% (Cost $186,755) ($ Thousands)		$191,349

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (G) (Cost $11) ($ Thousands)	74	$11

WRITTEN OPTIONS* — 0.0%

Total Written Options (G) (Premiums Received $33) ($ Thousands)	(136)	$(59)

18	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

A list of the open options contracts held by the Fund at November 30, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2022, IMM Eurodollar Future Option*	42	$4	$99.63	3/19/2022	$4
January 2022, U.S. 5 Year Future Option*	32	7	121.00	12/18/2021	7

Total Purchased Options		$11			$11

WRITTEN OPTIONS — 0.0%
Put Options
March 2022, IMM Eurodollar Future Option*	(31)	$(2)	99.38	03/19/22	$(1)

Call Options
January 2022, U.S. 10 Year Future Option*	(3)	(2)	130.50	12/18/21	(2)
January 2022, U.S. 10 Year Future Option*	(11)	(3)	131.50	12/18/21	(4)
January 2022, U.S. 5 Year Future Option*	(13)	(3)	121.50	12/18/21	(5)
January 2022, U.S. 5 Year Future Option*	(18)	(6)	121.25	12/18/21	(9)
January 2022, U.S. 5 Year Future Option*	(41)	(9)	122.25	12/18/21	(9)
January 2022, U.S. Bond Future Option*	(4)	(5)	159.00	12/18/21	(15)
January 2022, U.S. Bond Future Option*	(15)	(3)	164.00	12/18/21	(14)

		(31)			(58)

Total Written Options		$(33)			$(59)

†† Represents Cost

A list of the open futures contracts held by the Fund at November 30, 2021, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	7	Apr-2022	$1,529	$1,532	$3
U.S. 5-Year Treasury Note	90	Apr-2022	10,867	10,925	58
U.S. 10-Year Treasury Note	49	Mar-2022	6,324	6,410	86
U.S. Long Treasury Bond	10	Mar-2022	1,578	1,621	43
U.S. Ultra Long Treasury Bond	5	Mar-2022	962	1,003	41

			$21,260	$21,491	$231

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/18/22	CAD	2	USD	2	$—
Citigroup	01/18/22	USD	7	EUR	6	—
Citigroup	01/18/22	USD	154	ZAR	2,370	(7)
Citigroup	01/18/22	USD	557	GBP	409	(16)
Citigroup	01/18/22	USD	699	BRL	3,940	(9)
Citigroup	01/18/22	USD	1,008	JPY	114,451	1
Citigroup	01/18/22	USD	1,092	IDR	15,760,196	4
Citigroup	01/18/22	USD	1,093	AUD	1,499	(30)
Citigroup	01/18/22	USD	2,401	RUB	177,022	(49)
Citigroup	01/18/22	USD	2,771	CAD	3,486	(52)

						$(158)

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.19%	3-MONTH USD - LIBOR	Semi- Annually	06/15/2022	USD	3,217	$(1)	$–	$(1)
3-MONTH USD - LIBOR	1.20%	Quarterly	10/07/2050	USD	436	48	2	46
USD-LIBOR-BBA	2.00%	Quarterly	02/15/2047	USD	403	(28)	2	(30)
3-MONTH USD - LIBOR	1.60%	Quarterly	02/15/2047	USD	235	4	1	3
1.63%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	706	7	5	2
SOFR	1.5%	Annually	02/15/2047	USD	175	(4)	2	(6)
2.0%	3-MONTH USD - LIBOR	Semi- Annually	02/15/2047	USD	206	(14)	–	(14)
SOFR	1.52%	Annually	02/15/2047	USD	268	(7)	(9)	2
3-MONTH USD - LIBOR	1.225%	Quarterly	02/15/2047	USD	181	18	1	17
3-MONTH USD - LIBOR	1.20%	Quarterly	02/15/2047	USD	180	18	1	17
3-MONTH USD - LIBOR	0.80%	Quarterly	11/15/2045	USD	139	25	1	24
SOFR	0.74%	Annually	08/19/2045	USD	310	42	–	42
USD-LIBOR- BBA	2.00%	Quarterly	06/03/2051	USD	21	(2)	–	(2)
SOFR	0.56%	Annually	07/20/2045	USD	800	138	6	132
SOFR - COMPOUNDING	1.7334	Annually	10/20/2031	USD	810	(7)	4	(11)
SOFR - COMPOUNDING	1.2%	Annually	11/01/2028	USD	572	(2)	–	(2)
SOFR - COMPOUNDING	1.22%	Annually	08/15/2028	USD	736	(3)	–	(3)
SOFR - COMPOUNDING	1.13%	Annually	08/15/2028	USD	1,960	3	13	(10)
1.25	USD-LIBOR-BBA	Quarterly	02/15/2028	USD	2,486	19	3	16
12-MONTH SOFR - COMPOUNDING	0.71%	Annually	05/15/2027	USD	3,408	64	2	62
SOFR - COMPOUNDING	1.52%	Annually	11/20/2026	USD	770	(4)	(2)	(2)
0.37%	GBLO, USNY	Annually	11/18/2026	USD	670	8	8	–
USD CPI INDEX	2.95%	Annually	10/20/2026	USD	830	5	(1)	6
USNY, GBLO	3.97%	Annually	11/18/2023	USD	670	(3)	(3)	–
1.48274%	6-MONTH-CATO-BEGINNING	Semi- Annually	10/27/2023	CAD	2,835	45	(2)	47
USD CPI INDEX	2.77%	Annually	10/20/2031	USD	830	–	–	–
Open	Open	Quarterly	07/09/2051	USD	337	(1)	(2)	1

						$368	$32	$336

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
CDX.NA.HY.3712	Sell	0.05%	Quarterly	12/12/2026	(1,654)	$126	$152	$(26)
CDX.NA.IG.3712	Sell	1.00%	Quarterly	12/20/2026	(13,521)	257	313	(56)

						$383	$465	$(82)

20	SEI Catholic Values Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Continued)

Percentages are based on Net Assets of $189,162 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2021.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $32,508 ($ Thousands), representing 17.2% of the Net Assets of the Fund.

(B)	Perpetual security with no stated maturity date.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Unsettled bank loan. Interest rate may not be available.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Refer to table below for details on Options Contracts.

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

CATO — CatoCoin

CDX — Credit Default Swap Index

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

DAC — Designated Activity Company

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

HY — High Yield

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IG — Investment Grade

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble Ser — Series

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

US — United States

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	58,818	–	58,818
Mortgage-Backed Securities	–	51,731	–	51,731
U.S. Treasury Obligations	–	47,164	–	47,164
Asset-Backed Securities	–	14,286	–	14,286
Loan Participations	–	5,304	–	5,304
Sovereign Debt	–	3,555	–	3,555
Municipal Bonds	–	1,928	–	1,928
Cash Equivalent	8,563	–	–	8,563

Total Investments in Securities	8,563	182,786	–	191,349

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	11	–	–	11
Written Options	(59)	–	–	(59)
Futures Contracts*
Unrealized Appreciation	231	–	–	231
Forwards Contracts*
Unrealized Appreciation	–	5	–	5
Unrealized Depreciation	–	(163)	–	(163)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	417	–	417
Unrealized Depreciation	–	(81)	–	(81)
Credit Default Swaps*
Unrealized Depreciation	–	(82)	–	(82)

Total Other Financial Instruments	183	96	–	279

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Catholic Values Trust / Quarterly Report / November 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Catholic Values Fixed Income Fund (Concluded)

As of November 30, 2021, the Fund is the seller (“providing protection”) on a total notional amount of $15.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could	be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
	CORPORATE	SOVERIGN	ASSET BACK SECURITY	CORPORATE
REFERENCE ASSET	DEBT	DEBT	DEBT	DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$383,146	$383,146
Maximum potential amount of future payments	—	—	—	15,175,250	15,175,250
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$—	$—	$—	$13,521,250	$—	$13,521,250
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	1,654,000	—	1,654,000
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$—	$15,175,250	$—	$15,175,250

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 2/28/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 5,274	$ 65,335	$ (62,046)	$ —	$ —	$ 8,563	8,563,443	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

22	SEI Catholic Values Trust / Quarterly Report / November 30, 2021